INCOME TAXES - Disclosure of effective tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Profit (Loss) before taxes on income	$ 34,566	$ (4,384)	$ (14,672)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax benefit (expenses)	$ (7,950)	$ 1,008	$ 3,375
Share-based payment expenses which are not deductible	(1,897)	(1,660)	(1,388)
Carry forward losses without deferred taxes recognition	7,675	(521)	(3,176)
Accounting gain arising from obtaining control, not taxable	2,795	0	0
Other	327	(74)	(26)
Effective tax benefit (expense)	$ 950	$ (1,247)	$ (1,215)